PREPAYMENTS	12 Months Ended
Dec. 31, 2021
PREPAYMENTS
Prepayments

NOTE 11 – PREPAYMENTS

As of December 31, 2021, prepayments consist of the following:

	December 31, 2021	December 31, 2020
Office furniture and renovation	$1,895,591	$-
Office Rental	173,611	-
Block chain software and annual fee	630,291	-
Software licenses fee	61,165	61,707

	$2,760,658	$61,707

As of 31 December 2021, there is a prepayment of approximate $1.9 million in relation of purchasing new office furniture as a result of new office renovation during the year, the renovation is expected to complete in April 2022.

As of 31 December 2021, there is a prepayment of $630,291 in relation of block chain software development under YCloud system, which is expect to complete in June 2022.